SUBSEQUENT EVENTS - Merger Consideration and Earnout Merger Consideration (Details) - USD ($)	Oct. 07, 2022	May 15, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
New Dragonfly
SUBSEQUENT EVENTS
Merger consideration in shares		40,000,000
Subsequent events | New Dragonfly
SUBSEQUENT EVENTS
Common stock, par value	$ 0.0001
Merger consideration in shares	41,500,000
Aggregate merger consideration	$ 415,000,000
Share price	$ 10.00
Contingent right to receive Earnout Shares	$ 0
Maximum number of additional shares issuable as merger consideration	627,498
Earnout merger consideration in shares	40,000,000
Subsequent events | New Dragonfly | Holders of outstanding shares of Legacy Dragonfly Common Stock
SUBSEQUENT EVENTS
Merger consideration in shares	38,576,648
Subsequent events | New Dragonfly | Holders of outstanding shares of Legacy Dragonfly Common Stock | First Earnout
SUBSEQUENT EVENTS
Earnout merger consideration in shares	15,000,000
Subsequent events | New Dragonfly | Holders of outstanding shares of Legacy Dragonfly Common Stock | First Earnout | Minimum
SUBSEQUENT EVENTS
Total audited revenue	$ 250
Audited operating income	$ 35
Subsequent events | New Dragonfly | Holders of outstanding shares of Legacy Dragonfly Common Stock | Second Earnout
SUBSEQUENT EVENTS
Earnout merger consideration in shares	12,500,000
Threshold trading days for VWAC	20 days
Threshold consecutive trading days for VWAC	30 days
VWAC per share	$ 22.50
Imputed share price per share	$ 22.50
Subsequent events | New Dragonfly | Holders of outstanding shares of Legacy Dragonfly Common Stock | Third Earnout
SUBSEQUENT EVENTS
Earnout merger consideration in shares	12,500,000
Threshold trading days for VWAC	20 days
Threshold consecutive trading days for VWAC	30 days
VWAC per share	$ 32.50
Imputed share price per share	$ 32.50
Subsequent events | New Dragonfly | Holders of the assumed Legacy Dragonfly options
SUBSEQUENT EVENTS
Merger consideration in shares	3,664,975
Subsequent events | Legacy Dragonfly Common Stock
SUBSEQUENT EVENTS
Common stock, par value	$ 0.001